N-4	Oct. 17, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 70
Entity Central Index Key	0001537470
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
EQ American Century Moderate Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	AssetAllocation
Portfolio Company Name [Text Block]	EQ/American Century Moderate Growth Allocation	[1]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.15%	[2]
Average Annual Total Returns, 1 Year [Percent]	(17.28%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ Goldman Sachs Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	AssetAllocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Growth Allocation	[1]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.15%	[2]
Average Annual Total Returns, 1 Year [Percent]	(15.46%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ Goldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[2]
Average Annual Total Returns, 1 Year [Percent]	(10.60%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ Goldman Sachs Moderate Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	AssetAllocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Moderate Growth Allocation	[1]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.15%	[2]
Average Annual Total Returns, 1 Year [Percent]	(15.76%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]
EQ Intermediate Corporate Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	FixedIncome
Portfolio Company Name [Text Block]	EQ/Intermediate Corporate Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%	[2]
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQ Invesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[2]
Average Annual Total Returns, 1 Year [Percent]	0.49%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	10.75%
EQ JPMorgan Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	AssetAllocation
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Allocation	[1]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.15%	[2]
Average Annual Total Returns, 1 Year [Percent]	(13.50%)
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]
EQ Long Term Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	FixedIncome
Portfolio Company Name [Text Block]	EQ/Long-Term Bond
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.65%	[2]
Average Annual Total Returns, 1 Year [Percent]	(27.31%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Invesco VI Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.72%

[1]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[2]	This Portfolio’s annual expenses reflect temporary fee reductions.